Interim Financial Statements	6 Months Ended
Jun. 30, 2013
Interim Financial Statements [Abstract]
Interim Financial Statements

(2)   Interim Financial Statements

The accompanying unaudited interim financial statements of XR Energy, Inc. (the "Company") have been prepared by management in accordance with accounting principles generally accepted in the for interim financial information and pursuant to rules and regulations of the Securities and Exchange Commission ("SEC").  Accordingly, they do not include all information and footnotes required by generally accepted accounting principles for annual audited financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included.

The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013. The accompanying unaudited interim financial statements should be read in conjunction with the Company's audited financial statements and notes related thereto for the years ended December 31, 2011 and 2012 included in our Form 10-K filed with the SEC.